Subsequent Events (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 09, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Apr. 10, 2019	Apr. 09, 2019	Feb. 22, 2017
Authorized shares capital			495,000,000			30,000,000	500,000,000	495,000,000
Reverse stock split			1 for 30 reverse stock split
Debt instrument convertible debt		$ 8,305	$ 8,305	$ 308,582
Preferred stock, par value			$ 0.001	$ 0.001
Minimum [Member]
Authorized shares capital								125,000,000
Maximum [Member]
Authorized shares capital								500,000,000
Series A Preferred Stock [Member]
Debt instrument convertible debt
Debt converted into shares of common stock
Preferred stock, par value			0.001		$ 0.001
Series B Preferred Stock [Member]
Debt instrument convertible debt
Debt converted into shares of common stock
Preferred stock, par value			$ 0.001		$ 0.001
Common Stock [Member]
Debt instrument convertible debt		$ 868	$ 868	$ 6,711
Debt converted into shares of common stock		868,182	868,181	6,709,583
Selling Shareholders [Member] | SBI Investments LLC and Old Main Capital, LLC [Member] | Common Stock [Member]
Number of shares acquired during acquisition	335,183
Stewart Garner [Member] | SBI Investments LLC and Old Main Capital, LLC [Member] | Series A Preferred Stock [Member]
Number of shares acquired during acquisition	1,000
EricBlue [Member] | SBI Investments LLC and Old Main Capital, LLC [Member]
Voting power of voting stock	84.40%
Subsequent Event [Member] | Series B Preferred Stock [Member] | Note Conversion Agreement [Member]
Debt instrument conversion rate	100.00%
Subsequent Event [Member] | SBI Investments LLC [Member] | Note Conversion Agreement [Member]
Debt instrument convertible debt	$ 916,667
Debt converted into shares of common stock	54,000
Subsequent Event [Member] | SBI Investments LLC [Member] | Series B Preferred Stock [Member] | Note Conversion Agreement [Member]
Preferred stock, par value	$ 0.001
Subsequent Event [Member] | Old Main Capital, LLC [Member] | Note Conversion Agreement [Member]
Debt instrument convertible debt	$ 733,333
Debt converted into shares of common stock	42,429
Subsequent Event [Member] | Selling Shareholders [Member] | SBI Investments LLC and Old Main Capital, LLC [Member] | Common Stock [Member]
Number of shares acquired during acquisition	335,183
Subsequent Event [Member] | Stewart Garner [Member] | SBI Investments LLC and Old Main Capital, LLC [Member] | Series A Preferred Stock [Member]
Number of shares acquired during acquisition	1,000
Subsequent Event [Member] | EricBlue [Member] | SBI Investments LLC and Old Main Capital, LLC [Member]
Voting power of voting stock	84.40%
Subsequent Event [Member] | Board of Directors and Stockholder [Member]
Common stock, designated shares	25,000,000
Preferred stock, designated shares	5,000,000
Reverse stock split	Ratio of 1-for-7
Subsequent Event [Member] | Board of Directors and Stockholder [Member] | Minimum [Member]
Authorized shares capital	500,000,000
Subsequent Event [Member] | Board of Directors and Stockholder [Member] | Maximum [Member]
Authorized shares capital	30,000,000
Subsequent Event [Member] | Board of Directors and Stockholder [Member] | Series A Preferred Stock [Member]
Preferred stock, designated shares	1,000
Subsequent Event [Member] | Board of Directors and Stockholder [Member] | Class A Common Stock [Member]
Common stock, designated shares	22,500,000
Subsequent Event [Member] | Board of Directors and Stockholder [Member] | Class B Common Stock [Member]
Common stock, designated shares	2,500,000
Subsequent Event [Member] | Board of Directors and Stockholder [Member] | Series B Preferred Stock [Member]
Preferred stock, designated shares	96,428